CUSTOMER DEPOSITS - Concentration of Deposits Received (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 234,470,422	$ 211,841,597
Concentrations of Deposits Percentage	100.00%	100.00%
Individuals [member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 49,728,304	$ 44,766,208
Concentrations of Deposits Percentage	21.20%	21.10%
Commerce [member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 36,427,804	$ 29,901,422
Concentrations of Deposits Percentage	15.50%	14.10%
Financial [member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 34,729,994	$ 39,703,773
Concentrations of Deposits Percentage	14.80%	18.70%
Services [member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 26,808,490	$ 17,637,128
Concentrations of Deposits Percentage	11.40%	8.30%
Government and Colombian Government entities [member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 19,302,161	$ 18,260,125
Concentrations of Deposits Percentage	8.20%	8.60%
Insurance [member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 7,017,685	$ 2,769,410
Concentrations of Deposits Percentage	3.00%	1.30%
Manufacturing [member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 5,761,688	$ 4,072,883
Concentrations of Deposits Percentage	2.50%	1.90%
Real estates [member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 4,410,650	$ 3,422,308
Concentrations of Deposits Percentage	1.90%	1.60%
Agriculture and livestock [member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 2,588,497	$ 2,494,422
Concentrations of Deposits Percentage	1.10%	1.20%
Exploitation of mines and quarries [member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 2,412,425	$ 755,267
Concentrations of Deposits Percentage	1.00%	0.40%
Transport [member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 2,134,067	$ 1,036,546
Concentrations of Deposits Percentage	0.90%	0.50%
Telecommunications [member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 2,126,723	$ 282,717
Concentrations of Deposits Percentage	0.90%	0.10%
Education [member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 1,577,282	$ 1,586,080
Concentrations of Deposits Percentage	0.70%	0.70%
Foreign governments [member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 931,011	$ 1,087,077
Concentrations of Deposits Percentage	0.40%	0.50%
Artistic, entertainment and recreation activities [member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 732,304	$ 313,444
Concentrations of Deposits Percentage	0.30%	0.10%
Colombian municipalities [member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 443,543	$ 532,739
Concentrations of Deposits Percentage	0.20%	0.30%
Tourism [member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 558,777	$ 473,756
Concentrations of Deposits Percentage	0.20%	0.20%
Other [member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 36,779,017	$ 42,746,292
Concentrations of Deposits Percentage	15.80%	20.40%